Note 6 - Revenues (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about revenues [text block]
	Year Ended December 31,
	2019		2018
Gross revenue by material:
Doré	$345,334	94%	$255,723	83%
Concentrate	23,501	6%	52,697	17%
Gross revenue	$368,835	100%	$308,420	100%

Gross revenue from payable metals:
Silver	$215,301	58%	$176,783	57%
Gold	143,029	39%	111,058	36%
Lead	6,988	2%	14,369	5%
Zinc	3,517	1%	6,210	2%
Gross revenue	368,835	100%	308,420	100%
Less: smelting and refining costs	(4,891)		(7,491)
Revenues	$363,944		$300,929